Consolidated and Combined Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014
Combined Balance Sheets
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, authorized shares	300,000,000
Common stock, issued shares	155,162,597
Common stock, outstanding shares	155,162,597